Other Financial Assets - Schedule of Components of Other Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Other financial assets	¥ 6,552	¥ 6,055
Other financial assets (current)	143	141
Other financial assets (non-current)	6,409	5,914
Equity Securities [Member] | Equity securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Other financial assets	5,870	5,604
Redeemable preferred shares [Member] | Equity securities mandatorily measured at FVTPL [member]
Disclosure of financial assets [line items]
Other financial assets	210
Other [Member] | Financial assets measured at amortized cost [member]
Disclosure of financial assets [line items]
Other financial assets	205	189
Security Deposits [Member] | Financial assets measured at amortized cost [member]
Disclosure of financial assets [line items]
Other financial assets	¥ 267	¥ 262